STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT - 10 months ended Dec. 31, 2025 - USD ($)	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Additional paid-in capital Private Placement Warrants	Additional paid-in capital Public Warrants	Additional paid-in capital	Accumulated deficit	Class A ordinary shares	Class B ordinary shares	Private Placement Warrants	Public Warrants	Total
Beginning balance at Mar. 11, 2025	$ 0	$ 0			$ 0	$ 0					$ 0
Beginning balance (shares) at Mar. 11, 2025	0	0
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Issuance of ordinary shares		$ 767			24,233						25,000
Issuance of ordinary shares (shares)		7,666,667
Accretion for Class A ordinary shares to redemption amount					(8,091,714)	(10,623,367)					(18,715,081)
Warrant issued			$ 6,341,500	$ 1,855,333					$ 6,341,500	$ 1,855,333
Allocated value of transaction costs to Class A shares					$ (129,352)						(129,352)
Net income (loss)						2,359,300					2,359,300
Ending balance at Dec. 31, 2025		$ 767				$ (8,264,067)					$ (8,263,300)
Ending balance (shares) at Dec. 31, 2025		7,666,667					0	7,666,667